Debt Instruments Issued and Other Financial Liabilities - Summary of Others Financial Obligations (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Amounts due to credit card transactions	$ 42,435	$ 13,123
Totals short-term financial liabilities	42,435	13,123
After 1 year but within 2 years	$ 42,435	$ 13,123